ACCOUNTS RECEIVABLE - Changes of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
ACCOUNTS RECEIVABLE
Beginning balance	$ 255,322	$ 2,221,870
Additional reserve through bad debt expense	6,366,356	192,298
Reduction due to accounts receivable factoring	0	(2,104,366)
Exchange difference	(4,193)	(54,480)
Ending balance	$ 6,617,485	$ 255,322